UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09613

Legg Mason Investment Trust, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544

Or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON INVESTMENT TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT

OPPORTUNITY TRUST

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 103.5%
CONSUMER DISCRETIONARY - 17.3%
Hotels, Restaurants & Leisure - 3.0%
Boyd Gaming Corp.	4,500,000	$32,625,000	*(a)
MGM Resorts International	2,039,445	23,004,940	*

Total Hotels, Restaurants & Leisure		55,629,940

Household Durables - 4.2%
Lennar Corp., Class A Shares	2,300,000	35,374,000
Pulte Homes Inc.	2,400,000	21,024,000	*
Ryland Group Inc.	1,200,000	21,504,000

Total Household Durables		77,902,000

Internet & Catalog Retail - 5.9%
Amazon.com Inc.	250,000	39,265,000	*(f)
Expedia Inc.	2,550,000	71,935,500

Total Internet & Catalog Retail		111,200,500

Leisure Equipment & Products - 4.2%
Eastman Kodak Co.	18,500,000	77,700,000	*(a)

Media - 0.0%
Spot Runner Inc.	10,250,359	10	(a)(b)(c)(d)

TOTAL CONSUMER DISCRETIONARY		322,432,450

FINANCIALS - 37.5%
Capital Markets - 3.8%
Apollo Investment Corp.	1,481,117	15,151,827
Ares Capital Corp.	2,185,719	34,206,502
Solar Capital Ltd.	987,016	21,171,493

Total Capital Markets		70,529,822

Commercial Banks - 1.7%
Synovus Financial Corp.	13,000,000	31,980,000

Consumer Finance - 2.1%
SLM Corp.	3,390,491	39,160,171	*

Diversified Financial Services - 4.5%
Citigroup Inc.	21,500,000	83,850,000	*

Insurance - 18.9%
AFLAC Inc.	900,000	46,539,000
Assured Guaranty Ltd.	6,000,000	102,660,000
Genworth Financial Inc., Class A Shares	4,800,000	58,656,000	*
Hartford Financial Services Group Inc.	2,800,000	64,260,000
XL Group PLC	3,739,745	81,002,877

Total Insurance		353,117,877

Real Estate Investment Trusts (REITs) - 2.6%
Ellington Financial LLC	2,500,000	49,375,000	*(a)(b)(c)(d)(e)

Real Estate Management & Development - 0.6%
Domus Co. Investment Holdings LLC	95,000,000	10,288,500	(b)(c)(d)

Thrifts & Mortgage Finance - 3.3%
MGIC Investment Corp.	6,600,000	60,918,000	*

TOTAL FINANCIALS		699,219,370

HEALTH CARE - 2.2%
Biotechnology - 1.2%
Mannkind Corp.	3,213,209	21,721,293	*

Health Care Providers & Services - 1.0%
CIGNA Corp.	550,000	19,679,000

TOTAL HEALTH CARE		41,400,293

INDUSTRIALS - 10.9%
Airlines - 10.7%
Delta Air Lines Inc.	5,600,000	65,184,000	*
UAL Corp.	4,000,000	94,520,000	*
US Airways Group Inc.	4,384,012	40,552,111	*

Total Airlines		200,256,111

Electrical Equipment - 0.2%
Broadwind Energy Inc.	2,275,200	4,254,624	*

TOTAL INDUSTRIALS		204,510,735

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY			SHARES	VALUE
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.9%
DG FastChannel Inc.			1,600,000	$34,800,000	*(a)

Computers & Peripherals - 0.3%
Seagate Technology PLC			500,000	5,890,745	*

Internet Software & Services - 3.7%
Market Leader Inc.			4,513,007	9,748,095	*(a)
Monster Worldwide Inc.			2,895,600	37,526,976	*
Yahoo! Inc.			1,500,000	21,255,000	*

Total Internet Software & Services				68,530,071

Semiconductors & Semiconductor Equipment - 3.8%
Integrated Device Technology Inc.			2,000,000	11,700,000	*
MEMC Electronic Materials Inc.			1,656,676	19,747,578	*
Micron Technology Inc.			4,800,000	34,608,000	*
Teradyne Inc.			500,000	5,582,874	*

Total Semiconductors & Semiconductor Equipment				71,638,452

Software - 5.2%
CA Inc.			1,350,000	28,512,000
Red Hat Inc.			1,700,000	69,700,000	*

Total Software				98,212,000

TOTAL INFORMATION TECHNOLOGY				279,071,268

INVESTMENT FUNDS - 4.5%
AP Alternative Assets, LP			3,750,000	27,150,000	(d)
Aston Capital Partners, LP			25,000,000	20,787,500	(b)(c)(d)
Pangaea One, LP			37,835,018	37,108,586	(a)(b)(c)(d)

TOTAL INVESTMENT FUNDS				85,046,086

MATERIALS - 0.5%
Chemicals - 0.5%
Innospec Inc.			576,822	8,784,999	*

TELECOMMUNICATION SERVICES - 11.5%
Wireless Telecommunication Services - 11.5%
Clearwire Corp., Class A Shares			5,500,000	44,495,000	*
NII Holdings Inc.			1,656,102	68,065,792	*
Sprint Nextel Corp.			22,000,000	101,860,000	*(f)

TOTAL TELECOMMUNICATION SERVICES				214,420,792

UTILITIES - 4.2%
Independent Power Producers & Energy Traders - 4.2%
AES Corp.			6,900,000	78,315,000	*

TOTAL COMMON STOCKS (Cost - $1,866,801,227)				1,933,200,993

	RATE
CONVERTIBLE PREFERRED STOCKS - 2.5%
FINANCIALS - 0.6%
Commercial Banks - 0.6%
Fifth Third Bancorp	8.500%		93,577	11,977,856

INFORMATION TECHNOLOGY - 1.9%
Internet Software & Services - 1.9%
Ning Inc.			7,796,420	29,626,396	(a)(b)(c)(d)
Sermo Inc. Series C Cv.			2,783,874	5,010,973	(a)(b)(c)(d)

TOTAL INFORMATION TECHNOLOGY				34,637,369

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $52,829,490)				46,615,225

		MATURITY DATE	FACE AMOUNT
CORPORATE BOND & NOTES - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Sermo Bridge Loan (Cost - $1,222,445)	1.000%	1/1/49	$1,222,445	1,222,445	(a)(b)(c)(d)

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 3.3%
Bank of America Corp.		1/16/19	6,000,000	$38,940,000	*
JPMorgan Chase and Co.		10/28/18	2,000,000	23,340,000	*

TOTAL WARRANTS (Cost - $73,324,320)				62,280,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,994,177,482)				2,043,318,663

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Bank of America repurchase agreement dated 9/30/10; Proceeds at maturity - $8,242,435; (Fully collateralized by U.S. government agency obligations, 0.176% due 8/26/11; Market value - $8,411,294)	0.130%	10/1/10	$8,242,405	8,242,405
Goldman Sachs & Co. repurchase agreement dated 9/30/10; Proceeds at maturity - $8,242,440; (Fully collateralized by U.S. government agency obligations, 1.250% due 5/3/12; Market value - $8,421,243)	0.150%	10/1/10	8,242,406	8,242,406

TOTAL SHORT-TERM INVESTMENTS (Cost - $16,484,811)				16,484,811

TOTAL INVESTMENTS - 110.3% (Cost - $2,010,662,293#)				2,059,803,474
Liabilities in Excess of Other Assets - (10.3)%				(193,033,273)

TOTAL NET ASSETS - 100.0%				$1,866,770,201

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2010, the total market value of Affiliated Companies was $277,216,505, and the cost was $447,622,512.

(b)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Illiquid security.

(d)	Restricted Security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	All or a portion of this security is pledged to cover future purchase commitments at September 30, 2010.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Investment Trust, Inc. (the “Corporation”), consisting of the Legg Mason Capital Management Opportunity Trust (the “Fund”), was organized on October 8, 1999. The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, non-diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$322,432,440	—	$10	$322,432,450
Financials	639,555,870	—	59,663,500	699,219,370
Investment funds	—	$27,150,000	57,896,086	85,046,086
Other common stocks	826,503,087	—	—	826,503,087
Convertible preferred stocks	11,977,856	—	34,637,369	46,615,225
Corporate bond & notes	—	—	1,222,445	1,222,445
Warrants	62,280,000	—	—	62,280,000

Total long-term investments	$1,862,749,253	$27,150,000	$153,419,410	$2,043,318,663

Short-term investments†	—	16,484,811	—	16,484,811

Total investments	$1,862,749,253	$43,634,811	$153,419,410	$2,059,803,474

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	CONVERTIBLE PREFERRED STOCKS	CORPORATE BONDS & NOTES	TOTAL
Balance as of December 31, 2009	$108,422,860	$69,721,259	$1,194,085	$179,338,204
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)[1]	10,139,953	(35,083,890)	—	(24,943,937)
Net purchases (sales)	(1,003,217)	—	28,360	(974,857)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of September 30, 2010	$117,559,596	$34,637,369	$1,222,445	$153,419,410

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010[1]	$10,139,953	$(35,083,890)	—	$(24,943,937)

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to attempt to increase the Fund’s return, to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Notes to Schedule of Investments (unaudited) (continued)

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Restricted Securities. Certain of the Fund’s investments are restricted as to resale and are valued in good faith at fair value as determined in accordance with procedures approved by the Board of Directors in absence of readily ascertainable market values.

Security	Number of Units/Shares/ Interest	Acquisition Date(s)		Cost	Fair Value at 09/30/10	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
AP Alternative Assets, LP	3,750,000	06/06		$75,000,000	$27,150,000	$7.24	1.45%	$262,500	—
Aston Capital Partners, LP	25,000,000	11/05		25,000,000	20,787,500	0.83	1.11%	—	—
Domus Co. Investment Holdings LLC	95,000,000	04/07		95,000,000	10,288,500	0.11	0.55%	—	—
Ellington Financial LLC	2,500,000	08/07		50,000,000	49,375,000	19.75	2.64%	4,125,000	—
Ning Inc.	7,796,420	07/07		25,000,000	29,626,396	3.80	1.59%	—	—
Pangaea One, LP	37,835,018	—	A	37,835,018	37,108,586	0.98	1.99%	3,017,422	$32,386,889	D
Sermo Inc., Series C, Preferred	2,783,874	08/07		25,000,000	5,010,973	1.80	0.27%	—	—
Sermo Inc., Convertible Demand Note	1,222,445	—	B	1,222,445	1,222,445	1.00	0.07%	—	—
Spot Runner Inc.	10,250,359	—	C	50,000,006	10	0.00	0.00%	—	—

				$384,057,469	$180,569,410		9.67%	$7,404,922	$32,386,889

A	Acquisition dates were 08/07, 09/07, 01/08, 03/08, 05/08, 08/08, 10/08, 12/08, 02/09, 05/09, 08/09, 11/09, 3/10 and 7/10.

B	Acquisition dates were 12/09 and 2/10.

C	Acquisition dates were 03/07, 06/07, 01/08.

D	In the normal course of operations, the Fund makes commitments to invest in businesses. At September 30, 2010, the Fund had open commitments of $32,386,889.

(f) Illiquid Securities. Illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the Fund values the security. Illiquid investments include: repurchase agreements with terms of greater than seven days, restricted securities other than those the advisor has determined are liquid pursuant to guidelines established by the Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the Fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

(g)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$580,535,608
Gross unrealized depreciation	(531,394,427)

Net unrealized appreciation	$49,141,181

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2010, the Fund did not have any derivative instruments outstanding.

During the period ended September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)†	$19,024,698

†	At September 30, 2010, there were no open positions held in this derivative.

Notes to Schedule of Investments (unaudited) (continued)

4. Transactions with Affiliated Companies

An “Affiliated Company,” as defined in the 1940 Act, includes a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2010:

Company	Affiliate Mkt Value at 12/31/09	Purchased		Sold		Amortization Div/Interest Income	Affiliate Mkt Value at 09/30/10	Realized Gain/Loss
		Cost	Shares/Par	Cost	Shares/Par
Boyd Gaming Corp. A		$14,018,955	1,781,695	$1,430,740	100,000		$32,625,000	$(97,741)
Convera Corp. B	$1,079,865			19,997,501	4,443,889		—	(19,264,268)
DG FastChannel Inc. A		25,888,818	1,600,000				34,800,000
Eastman Kodak Co.	73,428,000	4,601,271	1,100,000				77,700,000
Ellington Financial LLC	47,500,000					$4,125,000	49,375,000
Fifth Third Bancorp B	45,220,000			10,187,680	286,423	1,861,664	—	26,546,904
Market Leader Inc.	9,477,315						9,748,095
Ning Inc.	64,710,286						29,626,396
Pangaea One, LP	33,389,231	2,605,069	N/A	3,608,287	N/A	441,676	37,108,586	2,575,746
Sermo Inc., Series C, Preferred	5,010,973						5,010,973
Sermo Inc., Convertible Demand Note	1,194,085	28,360	28,360				1,222,445
Spot Runner Inc.	3,690,129						10

	$284,699,884	$47,142,473		$35,224,208		$6,428,340	$277,216,505	$9,760,641

A	At the beginning of the reporting period, this security did not have affiliate status because the Fund owned less than 5% of the company's voting securities.

B	This company is no longer an affiliated company.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President and Director

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President and Director

Date: November 19, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 19, 2010